SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid Cap Fund
U.S. Managed Volatility Fund

Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund

(each, a "Fund" and together, the "Funds")

Supplement Dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Large Cap Fund's Principal Investment Strategies and Sub-Advisers

In the Large Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depositary receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2015	Head of Fundamental Large Cap Growth Team, Managing Director
Brandywine Global Investment Management, LLC	Patrick S. Kaser, CFA	Since 2015	Managing Director and Portfolio Manager
	Paul R. Lesutis, CFA	Since 2015	Managing Director and Portfolio Manager
	James J. Clarke	Since 2015	Portfolio Manager

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management— Seattle Investment Center
Snow Capital Management, L.P.	Richard Snow	Since 2015	Chief Investment Officer, Principal
	Joshua Schachter, CFA	Since 2015	Senior Portfolio Manager, Principal
	Nathan Snyder, CFA	Since 2015	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2015	Portfolio Manager, Principal
	Jessica Bemer, CFA	Since 2015	Portfolio Manager, Principal
	Simon Rosenberg, CFA	Since 2015	Portfolio Manager, Principal
	Joseph Famoso, CFA	Since 2015	Senior Analyst
	Joseph Artuso, CFA	Since 2015	Analyst

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Large Cap Fund. Lawrence G. Kemp, CFA manages the portion of the Large Cap Fund's assets allocated to BIM. Mr. Kemp has served as the Head of the Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

Brandywine Global Investment Management, LLC: Brandywine Global Investment Management, LLC (Brandywine Global), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Brandywine Global. The team consists of Patrick S. Kaser, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations; Paul R. Lesutis, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for general research coverage, contributing insights and stock recommendations; and James J. Clarke, Brandywine Global's Portfolio Manager. Mr. Kaser has been with Brandywine Global since 1998. Mr. Lesutis has been with Brandywine Global since 1991. Mr. Clarke has been with Brandywine Global since December 2008. Immediately prior to joining Brandywine Global, he served as founding partner of Clarke Bennitt, LLC and co-portfolio manager of the concentrated, all-cap Montchanin funds from 2005 to 2008.

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho Partners, Ltd. where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho Partners, Ltd. in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to SCM. Richard Snow is the Chief Investment Officer and Principal at SCM, and has been with the firm since its inception in 2001. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. Nathan Snyder, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since 2005. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010. Jessica Bemer, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2014. Simon Rosenberg, CFA and CPA joined SCM in 2007 as a Senior Analyst, and was appointed to his current role in 2011. Joseph Famaso, CFA joined the firm in 2012 as a Senior Analyst. Joseph Artuso, CFA joined the firm in 2005 as an intern, and was appointed to his current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Fund.

Changes to the Large Cap Value Fund's Principal Investment Strategies and Sub-Advisers

The Large Cap Value Fund's "Principal Investment Strategies" section is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $275 million and $391 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to Lazard Asset Management LLC is hereby deleted and replaced with the following text in the alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer— Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management— Seattle Investment Center
Snow Capital Management, L.P.	Richard Snow	Since 2015	Chief Investment Officer, Principal
	Joshua Schachter, CFA	Since 2015	Senior Portfolio Manager, Principal
	Nathan Snyder, CFA	Since 2015	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2015	Portfolio Manager, Principal
	Jessica Bemer, CFA	Since 2015	Portfolio Manager, Principal
	Simon Rosenberg, CFA	Since 2015	Portfolio Manager, Principal
	Joseph Famoso, CFA	Since 2015	Senior Analyst
	Joseph Artuso, CFA	Since 2015	Analyst

In addition, under the heading "Large Cap Value Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Lazard Asset Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho Partners, Ltd. where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho Partners, Ltd. in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Value Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to SCM. Richard Snow is the Chief Investment Officer and Principal at SCM, and has been with the firm since its inception in 2001. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. Nathan Snyder, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since 2005. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010. Jessica Bemer, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2014. Simon Rosenberg, CFA and CPA joined SCM in 2007 as a Senior Analyst, and was appointed to his current role in 2011. Joseph Famaso, CFA joined the firm in 2012 as a Senior Analyst. Joseph Artuso, CFA joined the firm in 2005 as an intern, and was appointed to his current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Value Fund.

Changes to the Large Cap Growth Fund's Principal Investment Strategies and Sub-Advisers

The Large Cap Growth Fund's "Principal Investment Strategies" section is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Brown Advisory, LLC and INTECH Investment Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2015	Head of Fundamental Large Cap Growth Team, Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management—Seattle Investment Center

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Brown Advisory, LLC and INTECH Investment Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Large Cap Growth Fund. Lawrence G. Kemp, CFA manages the portion of the Large Cap Growth Fund's assets allocated to BIM. Mr. Kemp has served as the Head of the Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Growth Fund.

Changes to the Tax-Managed Large Cap Fund's Principal Investment Strategies and Sub-Advisers

In the Tax-Managed Large Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depositary receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. SIMC may also direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2015	Head of Fundamental Large Cap Growth Team, Managing Director
Brandywine Global Investment Management, LLC	Patrick S. Kaser, CFA	Since 2015	Managing Director and Portfolio Manager
	Paul R. Lesutis, CFA	Since 2015	Managing Director and Portfolio Manager
	James J. Clarke	Since 2015	Portfolio Manager
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst
Snow Capital Management, L.P.	Richard Snow	Since 2015	Chief Investment Officer, Principal
	Joshua Schachter, CFA	Since 2015	Senior Portfolio Manager, Principal
	Nathan Snyder, CFA	Since 2015	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2015	Portfolio Manager, Principal
	Jessica Bemer, CFA	Since 2015	Portfolio Manager, Principal
	Simon Rosenberg, CFA	Since 2015	Portfolio Manager, Principal
	Joseph Famoso, CFA	Since 2015	Senior Analyst
	Joseph Artuso, CFA	Since 2015	Analyst

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Lawrence G. Kemp, CFA manages the portion of the Tax-Managed Large Cap Fund's assets allocated to BIM. Mr. Kemp has served as the Head of the Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

Brandywine Global Investment Management, LLC: Brandywine Global Investment Management, LLC (Brandywine Global), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Brandywine Global. The team consists of Patrick S. Kaser, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations; Paul R. Lesutis, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for general research coverage, contributing insights and stock recommendations; and James J. Clarke, Brandywine Global's Portfolio Manager. Mr. Kaser has been with Brandywine Global since 1998. Mr. Lesutis has been with Brandywine Global since 1991. Mr. Clarke has been with Brandywine Global since December 2008. Immediately prior to joining Brandywine Global, he served as founding partner of Clarke Bennitt, LLC and co-portfolio manager of the concentrated, all-cap Montchanin funds from 2005 to 2008.

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho Partners, Ltd. where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho Partners, Ltd. in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to SCM. Richard Snow is the Chief Investment Officer and Principal at SCM, and has been with the firm since its inception in 2001. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. Nathan Snyder, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since 2005. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010. Jessica Bemer, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2014. Simon Rosenberg, CFA and CPA joined SCM in 2007 as a Senior Analyst, and was appointed to his current role in 2011. Joseph Famaso, CFA joined the firm in 2012 as a Senior Analyst. Joseph Artuso, CFA joined the firm in 2005 as an intern, and was appointed to his current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Tax-Managed Large Cap Fund.

Changes to the Tax-Managed Small/Mid Cap Fund's Principal Investment Strategies

In the Tax-Managed Small/Mid Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and medium capitalization companies. The Fund will invest primarily in equity securities of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $20 million and $20.7 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. SIMC may also direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

There are no other changes to the principal investment strategies of the Tax-Managed Small/Mid Cap Fund.

Change in Portfolio Management of the Small Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small/Mid Cap Funds

In the section entitled "Management" in the Fund Summary for the Small Cap, Small Value, Small Cap Growth and Tax-Managed Small/Mid Cap Funds, the sub-section entitled "Investment Adviser and Portfolio Manager" is hereby deleted and replaced with the following:

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Gregory L. McIntire, CFA	Since 2009	Portfolio Manager
Stephen C. Dolce, CFA	Since 2015	Co-Portfolio Manager

In addition, in the section entitled "Investment Adviser," the following paragraph is hereby added in the appropriate order thereof:

Stephen Dolce, CFA serves as a Portfolio Manager for the Small Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small/Mid Cap Funds. In this role, he is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI Funds. Prior to joining SEI, he was Partner, Portfolio Manager, Analyst and Investment Committee Member at Philadelphia International Advisors LP (PIA). Previously, he was a Sector Portfolio Manager and Senior Analyst at DuPont Capital Management (DCM). He also served as a Global Equity and Derivatives Trader at Grantham, Mayo & Van Otterloo & Co. LLC (GMO) in Boston. Steve received his Bachelor of Science from Boston College, Carroll School of Management with a concentration in economics. He received a Masters of Finance from Northeastern University. He is a CFA charter holder, a member of AIMR, the Philadelphia Financial Analysts and an industry mentor to the University of Delaware CFA Research Challenge students.

Other than as set forth herein, there are no other changes to the Portfolio Management of the Small Cap, Small Cap Value, Small Cap Growth or Tax-Managed Small/Mid Cap Funds.

Change in Sub-Adviser Disclosure for the Tax-Managed Managed Volatility Fund

Under the sub-heading "Analytic Investors, LLC," under the heading "Tax-Managed Managed Volatility Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the following is hereby added as a new third sentence:

"In general, transactions that Analytic recommends will be executed by Parametric Portfolio Associates."

There are no other changes to the Tax-Managed Managed Volatility Fund.

Change in Portfolio Management of the Real Estate Fund

In the chart under the heading "Investment Adviser and Portfolio Manager" in the Fund Summary for the Real Estate Fund, all text related to Jared Leonard is hereby deleted.

In addition, the paragraph relating to Mr. Leonard in the section entitled "Investment Adviser" is hereby deleted.

There are no other changes to the Portfolio Management of the Real Estate Fund.

Change in Sub-Advisers for the Small Cap and Small Cap Growth Funds

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for each of the Small Cap and Small Cap Growth Funds, the text relating to Montibus Capital Management LLC is hereby deleted.

In addition, under each of the headings "Small Cap Fund" and "Small Cap Growth Fund" under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Montibus Capital Management LLC is hereby deleted.

Other than as set forth herein, there are no other changes in the portfolio management of the Small Cap or Small Cap Growth Funds.

Removal of Redemption Fees

In the Fund summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-964 (07/15)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Removal of Redemption Fees

In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-969 (7/15)

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund
(the "Fund)

Supplement dated July 17, 2015
to the Class E Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class E Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Removal of Redemption Fees

In the Fund Summary for the Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Fund may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-967 (7/15)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Mid Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund
(each, a "Fund" and together, the "Funds")

Supplement Dated July 17, 2015
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Large Cap Fund's Principal Investment Strategies and Sub-Advisers

In the Large Cap Fund's "Principal Investment Strategies" section, the second paragraph is hereby deleted and replaced with the following:

In the Large Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depositary receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2015	Head of Fundamental Large Cap Growth Team, Managing Director
Brandywine Global Investment Management, LLC	Patrick S. Kaser, CFA	Since 2015	Managing Director and Portfolio Manager
	Paul R. Lesutis, CFA	Since 2015	Managing Director and Portfolio Manager
	James J. Clarke	Since 2015	Portfolio Manager
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management—Seattle Investment Center
Snow Capital Management, L.P.	Richard Snow	Since 2015	Chief Investment Officer, Principal
	Joshua Schachter, CFA	Since 2015	Senior Portfolio Manager, Principal
	Nathan Snyder, CFA	Since 2015	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2015	Portfolio Manager, Principal
	Jessica Bemer, CFA	Since 2015	Portfolio Manager, Principal
	Simon Rosenberg, CFA	Since 2015	Portfolio Manager, Principal
	Joseph Famoso, CFA	Since 2015	Senior Analyst
	Joseph Artuso, CFA	Since 2015	Analyst

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Large Cap Fund. Lawrence G. Kemp, CFA manages the portion of the Large Cap Fund's assets allocated to BIM. Mr. Kemp has served as the Head of the Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

Brandywine Global Investment Management, LLC: Brandywine Global Investment Management, LLC (Brandywine Global), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Brandywine Global. The team consists of Patrick S. Kaser, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations; Paul R. Lesutis, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for general research coverage, contributing insights and stock recommendations; and James J. Clarke, Brandywine Global's Portfolio Manager. Mr. Kaser has been with Brandywine Global since 1998. Mr. Lesutis has been with Brandywine Global since 1991. Mr. Clarke has been with Brandywine Global since December 2008. Immediately prior to joining Brandywine Global, he served as founding partner of Clarke Bennitt, LLC and co-portfolio manager of the concentrated, all-cap Montchanin funds from 2005 to 2008.

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho Partners, Ltd. where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho Partners, Ltd. in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to SCM. Richard Snow is the Chief Investment Officer and Principal at SCM, and has been with the firm since its inception in 2001. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. Nathan Snyder, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since 2005. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010. Jessica Bemer, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2014. Simon Rosenberg, CFA and CPA joined SCM in 2007 as a Senior Analyst, and was appointed to his current role in 2011. Joseph Famaso, CFA joined the firm in 2012 as a Senior Analyst. Joseph Artuso, CFA joined the firm in 2005 as an intern, and was appointed to his current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Fund.

Changes to the Large Cap Value Fund's Principal Investment Strategies and Sub-Advisers

The Large Cap Value Fund's "Principal Investment Strategies" section is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to Lazard Asset Management LLC is hereby deleted and replaced with the following text in the alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management—Seattle Investment Center
Snow Capital Management, L.P.	Richard Snow	Since 2015	Chief Investment Officer, Principal
	Joshua Schachter, CFA	Since 2015	Senior Portfolio Manager, Principal
	Nathan Snyder, CFA	Since 2015	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2015	Portfolio Manager, Principal

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
	Jessica Bemer, CFA	Since 2015	Portfolio Manager, Principal
	Simon Rosenberg, CFA	Since 2015	Portfolio Manager, Principal
	Joseph Famoso, CFA	Since 2015	Senior Analyst
	Joseph Artuso, CFA	Since 2015	Analyst

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Lazard Asset Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho Partners, Ltd. where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho Partners, Ltd. in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Value Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to SCM. Richard Snow is the Chief Investment Officer and Principal at SCM, and has been with the firm since its inception in 2001. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. Nathan Snyder, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since 2005. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010. Jessica Bemer, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2014. Simon Rosenberg, CFA and CPA joined SCM in 2007 as a Senior Analyst, and was appointed to his current role in 2011. Joseph Famaso, CFA joined the firm in 2012 as a Senior Analyst. Joseph Artuso, CFA joined the firm in 2005 as an intern, and was appointed to his current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Value Fund.

Changes to the Large Cap Growth Fund's Principal Investment Strategies and Sub-Advisers

The Large Cap Growth Fund's "Principal Investment Strategies" section is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Brown Advisory, LLC and INTECH Investment Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2015	Head of Fundamental Large Cap Growth Team, Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management—Seattle Investment Center

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Brown Advisory, LLC and INTECH Investment Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Large Cap Growth Fund. Lawrence G. Kemp, CFA manages the portion of the Large Cap Growth Fund's assets allocated to BIM. Mr. Kemp has served as the Head of the Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Growth Fund.

Change in Portfolio Management of the Small Cap, Small Cap Value and Small Cap Growth Funds

In the section entitled "Management" in the Fund Summary for the Small Cap, Small Value and Small Cap Growth Funds, the sub-section entitled "Investment Adviser and Portfolio Manager" is hereby deleted and replaced with the following:

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Gregory L. McIntire, CFA	Since 2009	Portfolio Manager
Stephen C. Dolce, CFA	Since 2015	Co-Portfolio Manager

In addition, in the section entitled "Investment Adviser," the following paragraph is hereby added in the appropriate order thereof:

Stephen Dolce, CFA serves as a Portfolio Manager for the Small Cap, Small Cap Value and Small Cap Growth Funds. In this role, he is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI Funds. Prior to joining SEI, he was Partner, Portfolio Manager, Analyst and Investment Committee Member at Philadelphia International Advisors LP (PIA). Previously, he was a Sector Portfolio Manager and Senior Analyst at DuPont Capital Management (DCM). He also served as a Global Equity and Derivatives Trader at Grantham, Mayo & Van Otterloo & Co. LLC (GMO) in Boston. Steve received his Bachelor of Science from Boston College, Carroll School of Management with a concentration in economics. He received a Masters of Finance from Northeastern University. He is a CFA charter holder, a member of AIMR, the Philadelphia Financial Analysts and an industry mentor to the University of Delaware CFA Research Challenge students.

Other than as set forth herein, there are no other changes to the Portfolio Management of the Small Cap, Small Cap Value or Small Cap Growth Funds.

Change in Portfolio Management of the Real Estate Fund

In the chart under the heading "Investment Adviser and Portfolio Manager" in the Fund Summary for the Real Estate Fund, all text related to Jared Leonard is hereby deleted.

In addition, the paragraph relating to Mr. Leonard in the section entitled "Investment Adviser" is hereby deleted.

There are no other changes to the Portfolio Management of the Real Estate Fund.

Change in Sub-Advisers for the Small Cap and Small Cap Growth Funds

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for each of the Small Cap and Small Cap Growth Funds, the text relating to Montibus Capital Management LLC is hereby deleted.

In addition, under each of the headings "Small Cap Fund" and "Small Cap Growth Fund" under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Montibus Capital Management LLC is hereby deleted.

Other than as set forth herein, there are no other changes in the portfolio management of the Small Cap or Small Cap Growth Funds.

Removal of Redemption Fees

In the Fund summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-966 (7/15)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small/Mid Cap Fund

Mid Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

U.S. Fixed Income Fund

High Yield Bond Fund

Real Return Fund

Multi-Strategy Alternative Fund

(each, a "Fund" and together, the "Funds")

Supplement Dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Large Cap Fund's Principal Investment Strategies and Sub-Advisers

In the Large Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depositary receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2015	Head of Fundamental Large Cap Growth Team, Managing Director
Brandywine Global Investment Management, LLC	Patrick S. Kaser, CFA	Since 2015	Managing Director and Portfolio Manager
	Paul R. Lesutis, CFA	Since 2015	Managing Director and Portfolio Manager
	James J. Clarke	Since 2015	Portfolio Manager

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management—Seattle Investment Center
Snow Capital Management, L.P.	Richard Snow	Since 2015	Chief Investment Officer, Principal
	Joshua Schachter, CFA	Since 2015	Senior Portfolio Manager, Principal
	Nathan Snyder, CFA	Since 2015	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2015	Portfolio Manager, Principal
	Jessica Bemer, CFA	Since 2015	Portfolio Manager, Principal
	Simon Rosenberg, CFA	Since 2015	Portfolio Manager, Principal
	Joseph Famoso, CFA	Since 2015	Senior Analyst
	Joseph Artuso, CFA	Since 2015	Analyst

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Large Cap Fund. Lawrence G. Kemp, CFA manages the portion of the Large Cap Fund's assets allocated to BIM. Mr. Kemp has served as the Head of the Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

Brandywine Global Investment Management, LLC: Brandywine Global Investment Management, LLC (Brandywine Global), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Brandywine Global. The team consists of Patrick S. Kaser, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations; Paul R. Lesutis, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for general research coverage, contributing insights and stock recommendations; and James J. Clarke, Brandywine Global's Portfolio Manager. Mr. Kaser has been with Brandywine Global since 1998. Mr. Lesutis has been with Brandywine Global since 1991. Mr. Clarke has been with Brandywine Global since December 2008. Immediately prior to joining Brandywine Global, he served as founding partner of Clarke Bennitt, LLC and co-portfolio manager of the concentrated, all-cap Montchanin funds from 2005 to 2008.

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho Partners, Ltd. where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho Partners, Ltd. in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to SCM. Richard Snow is the Chief Investment Officer and Principal at SCM, and has been with the firm since its inception in 2001. Joshua

Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. Nathan Snyder, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since 2005. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010. Jessica Bemer, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2014. Simon Rosenberg, CFA and CPA joined SCM in 2007 as a Senior Analyst, and was appointed to his current role in 2011. Joseph Famaso, CFA joined the firm in 2012 as a Senior Analyst. Joseph Artuso, CFA joined the firm in 2005 as an intern, and was appointed to his current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Fund.

Changes to the Large Cap Value Fund's Principal Investment Strategies and Sub-Advisers

The Large Cap Value Fund's "Principal Investment Strategies" section is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $275 million and $391 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to Lazard Asset Management LLC is hereby deleted and replaced with the following text in the alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management—Seattle Investment Center
Snow Capital Management, L.P.	Richard Snow	Since 2015	Chief Investment Officer, Principal
	Joshua Schachter, CFA	Since 2015	Senior Portfolio Manager, Principal
	Nathan Snyder, CFA	Since 2015	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2015	Portfolio Manager, Principal
	Jessica Bemer, CFA	Since 2015	Portfolio Manager, Principal
	Simon Rosenberg, CFA	Since 2015	Portfolio Manager, Principal
	Joseph Famoso, CFA	Since 2015	Senior Analyst
	Joseph Artuso, CFA	Since 2015	Analyst

In addition, under the heading "Large Cap Value Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Lazard Asset Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho Partners, Ltd. where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho Partners, Ltd. in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Value Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to SCM. Richard Snow is the Chief Investment Officer and Principal at SCM, and has been with the firm since its inception in 2001. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. Nathan Snyder, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since 2005. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010. Jessica Bemer, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2014. Simon Rosenberg, CFA and CPA joined SCM in 2007 as a Senior Analyst, and was appointed to his current role in 2011. Joseph Famaso, CFA joined the firm in 2012 as a Senior Analyst. Joseph Artuso, CFA joined the firm in 2005 as an intern, and was appointed to his current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Value Fund.

Changes to the Large Cap Growth Fund's Principal Investment Strategies and Sub-Advisers

The Large Cap Growth Fund's "Principal Investment Strategies" section is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Brown Advisory, LLC and INTECH Investment Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2015	Head of Fundamental Large Cap Growth Team, Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Co-Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2015	Head of Investment Management—Seattle Investment Center

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Brown Advisory, LLC and INTECH Investment Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Large Cap Growth Fund. Lawrence G. Kemp, CFA manages the portion of the Large Cap Growth Fund's assets allocated to BIM. Mr. Kemp has served as the Head of the Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Co-Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Large Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Growth Fund.

Changes to the Tax-Managed Large Cap Fund's Principal Investment Strategies and Sub-Advisers

In the Tax-Managed Large Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depositary receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. SIMC may also direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2015	Head of Fundamental Large Cap Growth Team, Managing Director
Brandywine Global Investment Management, LLC	Patrick S. Kaser, CFA	Since 2015	Managing Director and Portfolio Manager
	Paul R. Lesutis, CFA	Since 2015	Managing Director and Portfolio Manager
	James J. Clarke	Since 2015	Portfolio Manager
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst
Snow Capital Management, L.P.	Richard Snow	Since 2015	Chief Investment Officer, Principal
	Joshua Schachter, CFA	Since 2015	Senior Portfolio Manager, Principal
	Nathan Snyder, CFA	Since 2015	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2015	Portfolio Manager, Principal
	Jessica Bemer, CFA	Since 2015	Portfolio Manager, Principal
	Simon Rosenberg, CFA	Since 2015	Portfolio Manager, Principal
	Joseph Famoso, CFA	Since 2015	Senior Analyst
	Joseph Artuso, CFA	Since 2015	Analyst

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Lawrence G. Kemp, CFA manages the portion of the Tax-Managed Large Cap Fund's assets allocated to BIM. Mr. Kemp has served as the Head of the Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

Brandywine Global Investment Management, LLC: Brandywine Global Investment Management, LLC (Brandywine Global), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Brandywine Global. The team consists of Patrick S. Kaser, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations; Paul R. Lesutis, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for general research coverage, contributing insights and stock recommendations; and James J. Clarke, Brandywine Global's Portfolio Manager. Mr. Kaser has been with Brandywine Global since 1998. Mr. Lesutis has been with Brandywine Global since 1991. Mr. Clarke has been with Brandywine Global since December 2008. Immediately prior to joining Brandywine Global, he served as founding partner of Clarke Bennitt, LLC and co-portfolio manager of the concentrated, all-cap Montchanin funds from 2005 to 2008.

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho Partners, Ltd. where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho Partners, Ltd. in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to SCM. Richard Snow is the Chief Investment Officer and Principal at SCM, and has been with the firm since its inception in 2001. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. Nathan Snyder, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since 2005. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010. Jessica Bemer, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2014. Simon Rosenberg, CFA and CPA joined SCM in 2007 as a Senior Analyst, and was appointed to his current role in 2011. Joseph Famaso, CFA joined the firm in 2012 as a Senior Analyst. Joseph Artuso, CFA joined the firm in 2005 as an intern, and was appointed to his current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Tax-Managed Large Cap Fund.

Changes to the Tax-Managed Small/Mid Cap Fund's Principal Investment Strategies

In the Tax-Managed Small/Mid Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and medium capitalization companies. The Fund will invest primarily in equity securities of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $20 million and $20.7 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. SIMC may also direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

There are no other changes to the principal investment strategies of the Tax-Managed Small/Mid Cap Fund.

Change in Portfolio Management of the Small Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small/Mid Cap Funds

In the section entitled "Management" in the Fund Summary for the Small Cap, Small Value, Small Cap Growth and Tax-Managed Small/Mid Cap Funds, the sub-section entitled "Investment Adviser and Portfolio Manager" is hereby deleted and replaced with the following:

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Gregory L. McIntire, CFA	Since 2009	Portfolio Manager
Stephen C. Dolce, CFA	Since 2015	Co-Portfolio Manager

In addition, in the section entitled "Investment Adviser," the following paragraph is hereby added in the appropriate order thereof:

Stephen Dolce, CFA serves as a Portfolio Manager for the Small Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small/Mid Cap Funds. In this role, he is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI Funds. Prior to joining SEI, he was Partner, Portfolio Manager, Analyst and Investment Committee Member at Philadelphia International Advisors LP (PIA). Previously, he was a Sector Portfolio Manager and Senior Analyst at DuPont Capital Management (DCM). He also served as a Global Equity and Derivatives Trader at Grantham, Mayo & Van Otterloo & Co. LLC (GMO) in Boston. Steve received his Bachelor of Science from Boston College, Carroll School of Management with a concentration in economics. He received a Masters of Finance from Northeastern University. He is a CFA charter holder, a member of AIMR, the Philadelphia Financial Analysts and an industry mentor to the University of Delaware CFA Research Challenge students.

Other than as set forth herein, there are no other changes to the Portfolio Management of the Small Cap, Small Cap Value, Small Cap Growth or Tax-Managed Small/Mid Cap Funds.

Change in Sub-Adviser Disclosure for the Tax-Managed Managed Volatility Fund

Under the sub-heading "Analytic Investors, LLC," under the heading "Tax-Managed Managed Volatility Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the following is hereby added as a new third sentence:

"In general, transactions that Analytic recommends will be executed by Parametric Portfolio Associates."

There are no other changes to the Tax-Managed Managed Volatility Fund.

Change in Portfolio Management of the Real Estate Fund

In the chart under the heading "Investment Adviser and Portfolio Manager" in the Fund Summary for the Real Estate Fund, all text related to Jared Leonard is hereby deleted.

In addition, the paragraph relating to Mr. Leonard in the section entitled "Investment Adviser" is hereby deleted.

There are no other changes to the Portfolio Management of the Real Estate Fund.

Change in Sub-Advisers for the Small Cap and Small Cap Growth Funds

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for each of the Small Cap and Small Cap Growth Funds, the text relating to Montibus Capital Management LLC is hereby deleted.

In addition, under each of the headings "Small Cap Fund" and "Small Cap Growth Fund" under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Montibus Capital Management LLC is hereby deleted.

Other than as set forth herein, there are no other changes in the portfolio management of the Small Cap or Small Cap Growth Funds.

Removal of Redemption Fees

In the Fund summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-965 (7/15)

SEI INSTITUTIONAL MANAGED TRUST

Long/Short Alternative Fund
(the "Fund")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated February 13, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Removal of Redemption Fees

In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Fund may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-968 (7/15)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on March 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Removal of Redemption Fees

In the Fund Summary for the each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-970 (7/15)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated July 17, 2015
to the Statement of Additional Information (the "SAI") dated January 31, 2015, as amended on
February 13, 2015 and February 25, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the Funds.

Change in Investment Strategy

Under the heading "Investment Objectives and Policies," under the section entitled "Large Cap Fund," the second and third paragraphs are hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depositary receipts ("ADRs") and exchange-traded funds ("ETFs"). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest a portion of its assets in securities of companies located in developed foreign countries.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, under the same heading, under the section entitled "Large Cap Value Fund," the second and third paragraphs are hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $275 million and $391 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, under the same heading, under the section entitled "Large Cap Growth Fund," the second and third paragraphs are hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, under the same heading, under the section entitled "Tax-Managed Large Cap Fund," the second and third paragraphs are hereby deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $275 million and $648 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, ADRs and ETFs. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest a portion of its assets in securities of companies located in developed foreign countries.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Under the same section, the fifth paragraph is hereby deleted and replaced with the following:

The Fund is designed for long-term taxable investors, including high net worth individuals. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund's securities transactions. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management and transaction cost management. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. SIMC may also direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by SIMC. Although the Fund seeks to minimize tax consequence to investors by using a tax overlay model, it will likely earn taxable income and gains from time to time.

In addition, under the same heading, under the section entitled "Tax-Managed Small/Mid Cap Fund," the second, third and fourth paragraphs are hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

There are no other changes to the Investment Objectives and Policies Language of the Funds.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and The Sub-Advisers," all references to (i) AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co's management of the Large Cap Fund;(ii) Lazard Asset Management LLC's management of the Large Cap Value Fund; (iii) Brown Advisory, LLC and INTECH Investment Management LLC's management of the Large Cap Growth Fund; (iv) AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment

Management Co's management of the Tax-Managed Large Cap Fund; and (v) Montibus Capital Management LLC's management of the Small Cap and Small Cap Growth Funds are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

BLACKROCK INVESTMENT MANAGEMENT, LLC—BlackRock Investment Management, LLC ("BIM") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. BIM is an investment adviser registered with the SEC. BIM is a wholly owned indirect subsidiary of BlackRock, Inc. ("BlackRock"), an independent and publicly-traded corporation incorporated in Delaware and headquartered in New York, New York. As of March 31, 2015, The PNC Financial Services Group, Inc. owned 22.0% of BlackRock and institutional investors, employees and the public held economic interest of 78.0% of BlackRock.

COHO PARTNERS, LTD.—Coho Partners, Ltd. ("Coho") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Large Cap, Large Cap and Large Cap Value Funds. Coho is 100% employee owned.

Under the same heading, the paragraphs relating to Brandywine Global Investment Management, LLC, Parametric Portfolio Associates LLC and Snow Capital Management, L.P. are hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC—Brandywine Global Investment Management, LLC ("Brandywine Global") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value and Tax-Managed Large Cap Funds. Brandywine Global, founded in 1986, is a wholly owned, but independently operated subsidiary of Legg Mason Inc., retaining complete investment autonomy and control over management, investment, and employment decisions.

PARAMETRIC PORTFOLIO ASSOCIATES LLC—Parametric Portfolio Associates LLC ("Parametric") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Volatility Funds. Parametric is 92% owned by Eaton Vance Corporation, a Boston-based investment management firm, and is 8% owned by Parametric's executives and employees.

SNOW CAPITAL MANAGEMENT, L.P.—Snow Capital Management, L.P. ("SCM") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap and Tax-Managed Small/Mid Cap Funds. SCM is a 95% employee-owned Pennsylvania limited partnership.

In addition, under the heading "Portfolio Management," in the section entitled "The Advisers and Sub-Advisers," all references to (i) AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co's management of the Large Cap Fund;(ii) Lazard Asset Management LLC's management of the Large Cap Value Fund; (iii) Brown Advisory, LLC and INTECH Investment Management LLC's management of the Large Cap Growth Fund; (iv) AJO, LP, Brown Advisory, LLC and Waddell & Reed Investment Management Co's management of the Tax-Managed Large Cap Fund; and (v) Montibus Capital Management LLC's management of the Small Cap and Small Cap Growth Funds are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

BIM

Compensation. SIMC pays BIM a fee based on the assets under management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between BIM and SIMC. BIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended March 31, 2015.

Portfolio Manager Compensation Overview

The discussion below describes the portfolio manager's compensation as of March 31, 2015.

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock's formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to the portfolio manager, such benchmarks for the Funds and other accounts are: Lipper Large Cap Growth fund classification; Lipper Mid-Cap Growth fund classification and eVestment Alliance US Large Cap Growth Equity category.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards—From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. The portfolio manager of these Funds has unvested long-term incentive awards.

Deferred Compensation Program—A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm's investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans—BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($265,000 for 2015). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Fund Shares. As of March 31, 2015, BIM's portfolio manager did not beneficially own any shares of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds.

Other Accounts. As of March 31, 2015, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, BIM's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Lawrence G. Kemp, CFA	14	$12.95	3	$1.19	2	$347.70

None of the accounts listed above are subject to a performance-based advisory fee.

Portfolio Manager Potential Material Conflicts of Interest. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio manager of these funds is not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Coho

Compensation. SIMC pays Coho a fee based on the assets under management of the Large Cap, Large Cap Value and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between Coho and SIMC. Coho pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Value and Tax-Managed Large Cap Funds. Coho's investment professionals receive a fair salary. Bonuses, when issued, are determined based on the overall performance of the firm. No compensation is paid based on the pre-tax or after-tax performance of any single account or group of accounts. The following information relates to the period ended March 31, 2015.

Ownership of Fund Shares. As of March 31, 2015, Coho's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Value or Tax-Managed Large Cap Funds.

Other Accounts. As of March 31, 2015, in addition to the Large Cap, Large Cap Value and Tax-Managed Large Cap Funds, Coho's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Peter A. Thompson	1	$219.3	0	$0	61	$1,068.6
Brian L. Kramp, CFA	1	$219.3	0	$0	15	$653.7

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Funds, which may have different investment guidelines and objectives. In addition to the Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Funds and the other accounts. The other accounts may have similar investment objectives or strategies as the Funds, may track the same benchmarks or indices as the Funds track and may sell securities that are eligible to be held, sold or purchased by the Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Funds. To address and manage these potential conflicts of interest, Coho has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

In addition, under the sub-heading "Brandywine Global," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to the "Large Cap Value Fund" are hereby deleted and replaced with "Large Cap, Large Cap Value and Tax-Managed Large Cap Funds".

In the same section, under the sub-heading "Parametric," all references to the "Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds are hereby deleted and replaced with "Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds".

In the same section, under the sub-heading "SCM," all references to the "Tax-Managed Small/Mid Cap and Small Cap Funds" are hereby deleted and replaced with "Large Cap, Large Cap Value, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Small Cap Funds".

In the same section, under the sub-heading "SIMC," all text related to Jared M. Leonard is hereby deleted. In addition, under the sub-heading "Ownership of Fund Shares," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
Stephen C. Dolce*	$1-10,000

*  As of March 31, 2015.

In addition, under the sub-heading "Other Accounts," the following text is hereby added in the appropriate alphabetical order thereof:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Stephen C. Dolce*	2	$1.01	2	$0.65	0	$0

*  As of March 31, 2015.

There are no other changes in the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-971 (7/15)